Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Statements of Comprehensive Loss	The following tabular represents reconciliation between the amount of the “theoretical” tax that would have applied and the amount of the tax on ordinary operating income, as recorded in the statements of comprehensive loss:
	Year ended December 31,
	2023	2022	2021

Pre-tax loss as reported in the statements of comprehensive loss	33,835	24,962	26,490
Corporate tax rate	23%	23%	23%

Theoretical tax savings	7,782	5,741	6,093
Non-deductible expenses	(225)	(266)	(770)
Differences in measurement base	10	493	(21)
Losses and timing differences in respect of which no deferred taxes were recorded	(7,567)	(5,968)	(5,302)
Tax expenses in respect of the reported year	-	-	-